--------------------------------------------------------------------------------

                                                            600 FIFTH AVENUE
                                                            NEW YORK, N.Y. 10020
BACK BAY FUNDS, INC.                                        (212) 830-5220

--------------------------------------------------------------------------------
November 30, 2000


Dear Shareholder:

After raising interest rates 100 basis points in the first five months of 2000, the Federal Reserve has maintained a negative policy bias because of concerns about inflation and high consumer spending. As a consequence, the real rate of growth of the U.S. economy (GDP adjusted for inflation) has slowed from 5.5% during the first half of the year to 2.7% in the third quarter. In contrast, year-over-year inflation has actually accelerated from 2.7% at the beginning of the year to 3.4% by the end of October. These factors, along with continued high employment, strong consumer spending, and an expectation of fiscal stimulus in 2001, have caused the Fed to maintain a defensive bias. In a mirror image of 1998, central banks have joined the Federal Reserve in raising short-term interest rates to counter the effects of weak currencies and high energy prices. Equity markets have responded negatively with the broader domestic market down nearly 10%, European markets off as much as 10%, and Japan down 22%.

In spite of positive growth in the U.S. economy, most "spread" sectors of the bond market under-performed Treasuries on a duration-adjusted basis this year. The credit sector (formerly known as the corporate sector) under-performed by over 400 basis points, U.S. Agencies under-performed by 54 basis points, and mortgages under-performed by 48 basis points. High yield bonds, which have incurred significant increases in default rates for B-rated and CCC-rated companies, under-performed by over 1,800 basis points. One exception to this pattern was emerging market debt, which outperformed Treasuries by 18 basis points.

The combination of tighter monetary policy, the retirement of U.S. Treasury debt from budget surplus funds, an increase in rating downgrades by Moody's and S&P, and declining dealer liquidity have resulted in significant yield-spread widening. For the last twelve months, the Class A shares of the Portfolio returned 5.24% (4.84% net of expenses) before expenses compared to 9.06% for the Lehman Aggregate Index. This under-performance was due primarily to the Portfolio's low exposure to Treasuries and high exposure to the credit sector, particularly long BBB-rated corporate bonds. Although the Portfolio's 16% allocation to BB-rated issuers outperformed the broader high yield market, these same issues significantly under-performed the investment grade market. Additionally, the strength of the U.S. dollar this year adversely impacted the Portfolio's exposure to securities denominated in Canadian and Australian dollars and the Euro.

The Portfolio's maturity structure remains concentrated in the five-year and longer portion of the yield curve with an effective duration of 5.6 years and an average credit quality of A1. We continue to expect an economic soft landing (i.e., no recession) and are maintaining our current exposure to the credit sector in order to take advantage of historically attractive yield spreads. These spreads now exceed the levels experienced in the fall of 1998 when Russia defaulted and the global financial system was briefly paralyzed by the amount of financial leverage in the hedge fund and dealer communities. However, the major difference between now and 1998 is that there has been a meaningful increase in "event risk," including earnings shortfalls, mergers and acquisitions, and increased legal liabilities such as asbestos claims. In an effort to contain the impact of these non-systematic risks, we are modestly upgrading the quality of the portfolio by swapping into issuers rated single-A or better and by increasing the number of issuers in the Portfolio. In addition, we have reduced non-dollar exposure in the Portfolio from 7.9% to 3.8% by selling the Canadian dollar holdings in favor of mortgage pass-through securities. We expect to increase exposure to the credit sector once the Federal Reserve has signaled an easing of policy and the outlook for corporate earnings begins to improve.


Sincerely,



\s\J. Michael Gaffney



J. Michael Gaffney
President and Chief Executive Officer
Back Bay Advisors, L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                      Comparison of change in value of $10,000 investment in the
                                            Back Bay Funds, Inc. and Lehman Aggregate Index

                                            Back Bay Funds, Inc. - Total Return Bond Fund
                                                      Performance Comparison Chart

The chart below represents the omitted graph.
              Lehman Aggregate Index  Back Bay Fund - Class A  Back Bay Fund - Class B & C
12/22/97                10,000                  10,000                  10,000
12/31/97                10,003                  10,016                  10,015
01/31/98                10,131                  10,179                  10,175
02/28/98                10,124                  10,200                  10,194
03/31/98                10,159                  10,244                  10,236
04/30/98                10,212                  10,308                  10,296
05/31/98                10,308                  10,422                  10,407
06/30/98                10,396                  10,537                  10,519
07/31/98                10,418                  10,514                  10,493
08/31/98                10,588                  10,432                  10,408
09/30/98                10,835                  10,757                  10,730
10/31/98                10,778                  10,689                  10,659
11/30/98                10,839                  10,942                  10,909
12/31/98                10,872                  10,990                  10,954
01/31/99                10,950                  11,109                  11,070
02/28/99                10,758                  10,866                  10,826
03/31/99                10,730                  10,991                  10,946
04/30/99                10,764                  11,087                  11,039
05/31/99                10,669                  10,846                  10,797
06/30/99                10,635                  10,806                  10,744
07/31/99                10,590                  10,725                  10,671
08/31/99                10,585                  10,696                  10,639
09/30/99                10,708                  10,858                  10,798
10/31/99                10,747                  10,865                  10,802
11/30/99                10,746                  10,893                  10,827
12/31/99                10,783                  10,911                  10,842
01/31/00                10,747                  10,847                  10,776
02/29/00                10,877                  11,003                  10,928
03/31/00                11,021                  11,132                  11,053
04/30/00                10,989                  10,968                  10,887
05/31/00                10,984                  10,857                  10,773
06/30/00                11,212                  11,201                  11,111
07/31/00                11,314                  11,254                  11,160
08/31/00                11,438                  11,419                  11,320
09/30/00                11,550                  11,441                  11,338
10/31/00                11,627                  11,351                  11,245
11/30/00                11,817                  11,420                  11,309



                                       Past performance is not predictive of future performance

                   ----------------------------------- --------------------------------------------
                                                                  Average Annual Return
                                                       ----------------- --------------------------
                                                           One Year      Since Inception 12/22/97
                   ----------------------------------- ----------------- --------------------------
                   Lehman Aggregate Index                   9.96%                  5.84%
                   Back Bay Funds, Inc. - Class A           4.84%                  4.61%
                   Back Bay Funds, Inc. - Class B           4.46%                  4.27%
                   Back Bay Funds, Inc. - Class C           4.46%                  4.27%
                   ----------------------------------- ----------------- --------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTEMENTS
NOVEMBER 30, 2000
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (26.23%)
------------------------------------------------------------------------------------------------------------------------------------
Dollar Denominated (22.36%)
Banking/Financial Services (3.32%)
Merita Bank, 7.500%, due 12/29/49                                                         $ 375,000       $    361,266
Merita Bank, 7.150%, due 12/29/49                                                           625,000            620,313
UBS PFD Funding Trust, 8.622%, due 10/01/10                                                 280,000            285,250
                                                                                                          ------------
                                                                                                             1,266,829
                                                                                                          ------------
Cable/Media (1.42%)
British Sky Broadcast, 8.200%, due 07/15/09                                                 230,000            215,913
Multicanal, SA, 13.125%, 04/15/09                                                           420,000            324,450
                                                                                                          ------------
                                                                                                               540,363
                                                                                                          ------------
Electric Utility (1.70%)
Endesa Chile, 8.500%, due 04/01/09                                                          655,000            646,813
                                                                                                          ------------

Forest Products (3.10%)
Abitibi Consolidated, 6.950%, due 04/01/08                                                  750,000            674,063
Abitibi Consolidated, 7.500%, due 04/01/28                                                  180,000            145,350
Kimberly Clark de Mexico, 8.875%, due 08/01/09                                              355,000            360,325
                                                                                                          ------------
                                                                                                             1,179,738
                                                                                                          ------------
Government (4.01%)
Malaysia, 8.750%, due 06/01/09                                                              110,000            115,775
Republic of Columbia, 9.750%, due 04/23/09                                                  240,000            211,200
Republic of Panama, 8.875%, due 09/30/27                                                    425,000            354,875
Republic of Panama, 9.375%, due 04/01/29                                                    125,000            119,531
Republic of Philippines, 9.875%, due 01/15/19                                               380,000            286,900
United Mexican States Global, 8.500%, due 02/01/06                                          370,000            367,225
United Mexican States Global, 9.875%, due 02/01/10                                           70,000             72,975
                                                                                                          ------------
                                                                                                             1,528,481
                                                                                                          ------------
Oil & Gas Production (3.03%)
PDVSA Finance, 8.750%, due 02/15/04                                                         390,720            385,836
PDVSA Finance, 6.650%, due 02/15/06                                                         385,000            341,688
Petro Mexicano (Pemex), 9.150%, due 11/15/18                                                100,000            107,053
YPF Sociedad Anonima, 9.125%, due 02/24/09                                                  320,000            319,200
                                                                                                          ------------
                                                                                                             1,153,777
                                                                                                          ------------
Telecommunication (5.28%)
Deutsche Telecom, 8.000%, due 06/15/10                                                      605,000            614,075
KPN Qwest, 8.125%, due 06/01/09                                                             590,000            510,350
Royal KPN, 8.000% due 10/01/10                                                               85,000             82,450
SK Telecom, 7.750%, due 04/29/04                                                            415,000            410,850
Telefonica Europe, 7.750%, due 09/15/10                                                     395,000            395,987
                                                                                                          ------------
                                                                                                             2,013,712
                                                                                                          ------------

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Transportation (0.50%)
Mass Transit Railway, 7.500%, due 11/08/10                                               $  190,000       $    192,375
                                                                                                          ------------

Total Dollar Denominated                                                                                     8,522,088
                                                                                                          ------------

Non-Dollar Denominated (3.87%)
Corning, 5.625%, due 02/18/05 (E)                                                           215,000            186,173
International Bank of Reconciliation and Development, 5.500%, due 05/14/03 (A)            1,560,000            811,334
KPN Qwest, 7.125%, due 06/01/09 (E)                                                         615,000            478,011
                                                                                                          ------------
Total Non-Dollar Denominated                                                                                 1,475,518
                                                                                                          ------------

Total Foreign Non-Convertible Corporate Bonds (cost $10,675,125)                                             9,997,606
                                                                                                          ------------
Domestic Non-Convertible Corporate Bonds (37.90%)
------------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities (1.57%)
Americredit 2000-A  Tranch A3, 7.150%, due 08/12/04                                      $  270,000       $    272,446
PECO 2000-A  Tranch A4, 7.650%, due 03/01/10                                                310,000            325,016
                                                                                                          ------------
                                                                                                               597,462
                                                                                                          ------------
Banking/Financial Services (6.02%)
Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                              825,000            734,250
Conseco Inc., 9.000%, due 10/15/06                                                          190,000            123,500
General Electric Capital Corp., 6.800%, due 11/01/05                                        260,000            263,900
Mellon Capital I, 7.720%, due 12/01/26                                                      505,000            457,656
State Street Institutional Trust, 7.940%, due 12/30/26                                      760,000            716,300
                                                                                                          ------------
                                                                                                             2,295,606
                                                                                                          ------------
Cable/Media (3.16%)
Cablevision Systems Corporation, 7.875%, due 02/15/18                                       765,000            703,800
Comcast Cable Communications, 8.875%, due 05/01/17                                          455,000            500,500
                                                                                                          ------------
                                                                                                             1,204,300
                                                                                                          ------------
Electric Utilities (7.97%)
AES Corporation, 9.375%, due 09/15/10                                                       225,000            223,313
Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                     475,000            477,969
Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                    625,000            647,656
East Coast Power, 7.066%, due 03/31/12                                                      160,000            150,200
East Coast Power, 7.536%, due 06/30/17                                                      120,000            111,300
Florida Power & Lights, 6.875%, 12/01/05                                                    120,000            120,480
Keyspan Corp., 7.625%, due 11/15/10                                                          70,000             71,925
Nisource Finance, 7.875%, due 11/15/10                                                      320,000            326,800
Southern California Edison, 7.200%, due 11/03/03                                            180,000            181,800
Texas Utility Electric Capital Trust Prefund, 8.175%, due 01/30/37                          765,000            726,750
                                                                                                          ------------
                                                                                                             3,038,193
                                                                                                          ------------

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (37.90%)
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing/Industrial (5.43%)
Ford Holdings, Inc., 9.300%, due 03/01/30                                                   820,000       $    906,100
Lockheed Martin, 8.200%, due 12/01/09                                                       175,000            187,906
Lockheed Martin, 8.500%, due 12/01/29                                                       105,000            113,662
Owens Illinois, 7.800%, due 05/15/18                                                        820,000            356,700
Unilever Capital, 6.875%, due 11/01/05                                                      500,000            505,625
                                                                                                          ------------
                                                                                                             2,069,993
                                                                                                          ------------
Media/Entertainment (1.87%)
News America, 10.125%, due 10/15/12                                                         375,000            403,594
News America, 9.250%, due 02/01/13                                                          285,000            309,581
                                                                                                          ------------
                                                                                                               713,175
                                                                                                          ------------
Oil & Gas Production (1.11%)
Phillips Petroleum, 8.500%, due 05/25/05                                                     45,000             48,094
Phillips Petroleum, 8.750%, due 05/25/10                                                     50,000             55,250
Pioneer Natural Resource, 9.625%, due 04/01/10                                              300,000            321,000
                                                                                                          ------------
                                                                                                               424,344
                                                                                                          ------------
Retail (3.68%)
Aramark, 7.000%, due 07/15/06                                                               290,000            275,137
Federated Department Stores, 6.790%, due 07/15/27                                           260,000            254,800
Great Atlantic & Pacific Tea Company, 7.750%, due 04/15/07                                  565,000            393,381
J.C. Penney Co., Inc., 9.750%, due 06/15/21                                                 225,000            124,594
Kroger Co., 7.800, due 08/15/07                                                             300,000            306,375
Rite Aid Corporation, 7.125%, due 01/15/07                                                  110,000             30,250
Rite Aid Corporation, 7.700%, due 02/15/27                                                   70,000             17,150
                                                                                                          ------------
                                                                                                             1,401,687
                                                                                                          ------------
Telecommunication (5.50%)
Global Crossing, 9.625%, due 05/15/08                                                       125,000            106,875
MCI Communications Corporation, 7.125%, due 06/15/27                                      1,430,000          1,431,788
Metromedia Fiber, 10.000%, due 12/15/09                                                      80,000             61,200
Motorola Inc., 7.625% due 11/15/10                                                          110,000            112,887
Sprint, 6.900%, due 05/01/19                                                                445,000            381,588
                                                                                                          ------------
                                                                                                             2,094,338
                                                                                                          ------------
Transportation (1.59%)
Norfolk Southern Corporation, 7.050%, due 05/01/37                                          605,000            606,513
                                                                                                          ------------
Total Domestic Non-Convertible Corporate Bonds (cost $15,871,751)                                           14,445,611
                                                                                                          ------------
U.S. Government Agencies (27.01%)
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation, 5.000%, 01/15/04                                    945,000       $    918,644
Federal Home Loan Mortgage Corporation, 6.500%, 09/29/30                                    561,014            545,407
Federal National Mortgage Association, 6.500%, 08/15/04                                     950,000            959,050
Federal National Mortgage Association, 5.250%, 01/15/09                                     935,000            866,186
Federal National Mortgage Association, 6.500%, 07/01/14                                     319,846            315,746

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
U.S. Government Agencies (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.500%, 05/01/15                                   1,139,914       $  1,155,588
Federal National Mortgage Association, 7.000%, 10/01/28                                     449,900            445,963
Federal National Mortgage Association, 7.500%, 07/01/30                                     492,307            495,537
Federal National Mortgage Association 30 Yr MBS, 7.000%, 07/01/30                           500,000            495,000
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           297,634            294,657
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           299,717            296,720
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           999,162            989,170
Federal National Mortgage Association, 7.500%, 11/01/30                                     169,565            170,677
Government National Mortgage Association, 8.000%, 09/15/26                                  354,755            362,733
Government National Mortgage Association, 7.500%, 12/15/27                                  410,837            415,200
Government National Mortgage Association, 6.500%, 10/15/28                                  379,782            370,523
Government National Mortgage Association, 7.000%, 09/15/29                                  724,384            720,082
Government National Mortgage Association, 6.000%, 11/01/30                                  500,000            476,875
                                                                                                          ------------
Total U.S. Government Agencies (cost $10,182,302)                                                           10,293,758
                                                                                                          ------------
U.S. Government Obligations (6.58%)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.750%, 05/15/05                                                      1,070,000       $  1,122,993
U.S. Treasury Note, 7.000%, 07/15/06                                                        430,000            460,436
U.S. Treasury Note, 6.125%, 08/15/07                                                        120,000            124,209
U.S. Treasury Note, 6.000%, 08/15/09                                                        400,000            413,313
U.S. Treasury Note, 7.625%, 02/15/25                                                        313,000            388,976
                                                                                                          ------------
Total U.S. Government Obligations (cost $2,435,483)                                                          2,509,927
                                                                                                          ------------
Short-Term Investments (4.31%)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (4.31%)
Household Finance, 6.530%, due 12/01/00                                                   1,642,000       $  1,642,000
                                                                                                          ------------
Total Short Term Investments (cost $1,642,000)                                                               1,642,000
                                                                                                          ------------
Total Investments (102.03%) (cost $40,806,661+)                                                             38,888,902
Liabilities in Excess of Cash and Other Assets (-2.03%)                                                  (     772,201)
                                                                                                          ------------
Net Assets (100.00%)                                                                                      $ 38,116,701
                                                                                                          ============


+ Aggregate cost for federal income tax purposes is 40,910,464. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $359,530 and $2,381,092 respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.


CURRENCY ABBREVIATIONS:
           A    =   Australian Dollar
           E    =   Euro
-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000
================================================================================

 ASSETS

Investments in securities at value (Cost $40,806,661).................................   $    38,888,902
Cash..................................................................................            22,092
Receivables:
  Securities sold.....................................................................           484,939
  Interest............................................................................           665,422
  Shares issued.......................................................................             3,082
Due from Manager......................................................................            17,508
Deferred organization expenses........................................................            19,060
Other assets..........................................................................               879
                                                                                          --------------
        Total assets..................................................................        40,101,884
                                                                                          --------------

LIABILITIES

Payables:
  Securities purchased................................................................         1,890,256
  Shares redeemed.....................................................................             5,498
  Dividends...........................................................................            43,679
Accrued expenses and other liabilities................................................            45,750
                                                                                          --------------
        Total liabilities.............................................................         1,985,183
                                                                                          --------------
Net Assets............................................................................   $    38,116,701
                                                                                          ==============

Net asset value, offering and redemption price per share:
Class A shares, 4,125,666 shares outstanding..........................................   $          9.24
                                                                                          ==============
Class B shares,       104 shares outstanding..........................................   $          9.24
                                                                                          ==============
Class C shares,       104 shares outstanding..........................................   $          9.24
                                                                                          ==============

ANALYSIS OF NET ASSETS

Paid-in-capital.......................................................................   $    41,813,694
Accumulated net realized loss.........................................................   (     1,776,622)
Net unrealized depreciation...........................................................   (     1,920,370)
                                                                                          --------------
        Net Assets....................................................................   $    38,116,701
                                                                                          ==============

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2000
================================================================================

INVESTMENT INCOME
Income:
   Interest...........................................................................  $      2,789,072
                                                                                         ---------------
Expenses: (Note 2)
   Investment management fee..........................................................           128,437
   Administration fee.................................................................            96,000
   Shareholder servicing fee (Class B)................................................                 2
   Shareholder servicing fee (Class C)................................................                 2
   Custodian expenses.................................................................            10,841
   Shareholder servicing and related shareholder expenses.............................            29,468
   Legal, compliance and filing fees..................................................            69,788
   Audit and accounting...............................................................            19,600
   Directors' fees....................................................................             6,056
   Amortization of organization costs.................................................             9,289
   Miscellaneous......................................................................             2,604
                                                                                         ---------------
     Total expenses...................................................................           372,087
        Less:
          Expenses paid indirectly....................................................  (          1,653)
          Fees waived and expenses reimbursed.........................................  (        223,709)
                                                                                         ---------------
     Net expenses.....................................................................           146,725
                                                                                         ---------------
Net investment income.................................................................         2,642,347
                                                                                         ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
   Investments........................................................................  (        292,903)
   Foreign currency transactions......................................................  (          3,516)
                                                                                         ---------------
                                                                                        (        296,419)
                                                                                         ---------------
Net unrealized appreciation (depreciation) on:
   Investments........................................................................  (        606,906)
   Translation of assets and liabilities denominated in foreign currencies............  (          2,043)
                                                                                         ---------------
Net unrealized appreciation (depreciation)............................................  (        608,949)
                                                                                         ---------------
Net increase from payment by affiliate and net losses realized on the disposal
 of investments not meeting the investment guidelines of the Fund (Note 2)............               -0-
                                                                                         ---------------
   Net realized and unrealized gain (loss)............................................  (        905,368)
                                                                                         ---------------
Net Increase (decrease) in net assets resulting from operations.......................  $      1,736,979
                                                                                         ===============

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 2000 AND 1999
================================================================================



                                                                 2000                          1999
                                                            ---------------               ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income...................................  $     2,642,347               $     2,804,261
  Net realized gain (loss)................................  (       296,419)              (     1,500,422)
  Net unrealized appreciation (depreciation) .............  (       608,949)              (     1,816,197)
                                                             --------------                --------------
  Increase (decrease) in net assets from operations.......        1,736,979               (       512,358)

Dividends to shareholders from:
  Net investment income:
    Class A...............................................  (     2,633,890)              (     2,792,021)
    Class B...............................................  (            66)              (            63)
    Class C...............................................  (            66)              (            63)

  Net realized gain (loss) on investments:
    Class A...............................................              -0-               (       649,243)
    Class B...............................................              -0-               (            17)
    Class C...............................................              -0-               (            17)

  Return of capital, Class A..............................  (         9,483)              (        11,993)

Capital share transactions (Note 3)
    Class A...............................................        5,249,909               (     3,363,948)
    Class B...............................................              -0-                           -0-
    Class C...............................................              -0-                           -0-
                                                             --------------                --------------
  Total increase (decrease)...............................        4,343,383               (     7,329,723)
Net assets:
  Beginning of year.......................................       33,773,318                    41,103,041
                                                            ---------------               ---------------
  End of year.............................................  $    38,116,701               $    33,773,318
                                                            ===============               ===============



-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


     a) Valuation of Securities -
     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -
     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
1. Summary of Accounting Policies. (Continued)

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Organization Costs -
     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
1. Summary of Accounting Policies. (Continued)

     h) New Accounting Pronouncements -
     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised guide requires that funds reflect in the financial statements the net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions. The Fund adopted this principle in these financial statements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

During the year ended November 30, 2000, the Manager voluntarily waived investment management fees of $128,437 and reimbursed other operating expenses of $95,272.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $1,653. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,000 paid to Reich & Tang Services, Inc. an affiliate of the Administrator as shareholder servicing agent for the Fund.

During the year the Manager reimbursed the Fund $71,315, including interest of $3,738, to adjust the effect of realized and unrealized losses on investments not meeting the Fund's investment guidelines.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At November 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock were as follows:

                                                     Year                                       Year
                                                     Ended                                      Ended
                                               November 30, 2000                          November 30, 1999
                                      -----------------------------------       -------------------------------------
                                            Shares             Amount                Shares                Amount
                                            ------             ------                ------                ------
Class A
-------
Sold................................          459,199     $     4,312,179             1,613,850      $     15,953,554
Issued on reinvestment of dividends.          221,190           2,062,048               273,357             2,695,239
Redeemed............................  (       120,307)    (     1,124,318)      (     2,304,842)     (     22,012,741)
                                       --------------      --------------        --------------       ---------------
Net increase (decrease).............          560,082           5,249,909       (       417,635)     (      3,363,948)
                                       ==============      ==============        ==============       ===============

There was no activity for Classes B and C for the fiscal years ended November 30, 2000 and 1999.


4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $22,315,464 and $16,200,683, respectively. Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales. At November 30, 2000, the Fund had tax basis capital losses of $1,672,819 which may be carried forward to offset future gains. Such losses expire in November 30, 2007 and 2008.












-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.

                                                                            CLASS A
                                                -----------------------------------------------------------------
                                                     Year                  Year             December 22, 1997
                                                     Ended                 Ended       (Commencement of Sales) to
                                                November 30, 2000     November 30, 1999      November 30, 1998
                                                -----------------     -----------------      -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $   9.47              $  10.32               $  10.00
                                                     ---------             ---------              ---------
Income from investment operations:
   Net investment income........................         0.67                  0.64                   0.59
Net realized and unrealized
   gains (losses) on investments................     (   0.23 )            (   0.69 )                 0.32
                                                      --------              --------               --------
Total from investment operations................         0.44              (   0.05 )                 0.91
                                                      --------              --------               --------
Less distributions:
   Dividends from net investment income.........     (   0.67 )            (   0.64 )             (   0.59 )
   Distributions from net realized gains........        --                 (   0.16 )                --
                                                      --------              --------               --------
Total distributions.............................     (   0.67 )            (   0.80 )             (   0.59 )
                                                      --------              --------               --------
Net asset value, end of period..................     $   9.24              $   9.47               $  10.32
                                                     =========             =========              =========
Total Return....................................         4.84%**           (   0.45%)                 9.42%
Ratios/Supplemental Data
Net assets, end of period (000).................     $   38,115            $   33,771             $   41,101
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+         0.40%                 0.40%                  0.41%*
   Net investment income........................         7.20%                 6.52%                  6.22%*
   Management fees waived.......................         0.35%                 0.35%                  0.35%*
   Expenses reimbursed..........................         0.26%                 0.17%                  0.58%*
   Expense offsets..............................         0.00%                 0.00%                  0.01%*
   Portfolio turnover rate......................        44.35%               165.41%                220.55%


   *   Annualized
   +   Includes expense offsets.

   ** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.







-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                            CLASS B
                                                -----------------------------------------------------------------
                                                     Year                  Year             December 22, 1997
                                                     Ended                 Ended       (Commencement of Sales) to
                                                November 30, 2000     November 30, 1999      November 30, 1998
                                                -----------------     -----------------      -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $   9.47              $  10.32               $  10.00
                                                     ---------             ---------              ---------
Income from investment operations:
   Net investment income........................         0.64                  0.61                   0.56
Net realized and unrealized
   gains (losses) on investments................     (   0.23 )            (   0.69 )                 0.32
                                                      --------              --------               --------
Total from investment operations................         0.41              (   0.08 )                 0.88
                                                      --------              --------               --------
Less distributions:
   Dividends from net investment income.........     (   0.64 )            (   0.61 )             (   0.56 )
   Distributions from net realized gains........        --                 (   0.16 )                --
                                                      --------              --------               --------
Total distributions.............................     (   0.64 )            (   0.77 )             (   0.56 )
                                                      --------              --------               --------
Net asset value, end of period..................     $   9.24              $   9.47               $  10.32
                                                     =========             =========              =========
Total Return....................................         4.46%**           (   0.76%)                 9.09%
Ratios/Supplemental Data
Net assets, end of period (000).................     $     1               $     1                $     1
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+         0.65%                 0.65%                  0.66%*
   Net investment income........................         6.83%                 6.20%                  5.91%*
   Management fees waived.......................         0.35%                 0.35%                  0.60%*
   Expenses reimbursed..........................         0.26%                 0.17%                  0.58%*
   Expense offsets..............................         0.00%                 0.00%                  0.01%*
   Portfolio turnover rate......................        44.35%               165.41%                220.55%


   *   Annualized
   +   Includes expense offsets.

   ** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                            CLASS C
                                                -----------------------------------------------------------------
                                                     Year                  Year             December 22, 1997
                                                     Ended                 Ended       (Commencement of Sales) to
                                                November 30, 2000     November 30, 1999      November 30, 1998
                                                -----------------     -----------------      -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $   9.47              $  10.32               $  10.00
                                                     ---------             ---------              ---------
Income from investment operations:
   Net investment income........................         0.64                  0.61                   0.56
Net realized and unrealized
   gains (losses) on investments................     (   0.23 )            (   0.69 )                 0.32
                                                      --------              --------               --------
Total from investment operations................         0.41              (   0.08 )                 0.88
                                                      --------              --------               --------
Less distributions:
   Dividends from net investment income.........     (   0.64 )            (   0.61 )             (   0.56 )
   Distributions from net realized gains........        --                 (   0.16 )                --
                                                      --------              --------               --------
Total distributions.............................     (   0.64 )            (   0.77 )             (   0.56 )
                                                      --------              --------               --------
Net asset value, end of period..................     $   9.24              $   9.47               $  10.32
                                                     =========             =========              =========
Total Return....................................         4.46%**           (   0.76%)                 9.09%
Ratios/Supplemental Data
Net assets, end of period (000).................     $     1               $     1                $     1
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+         0.80%                 0.80%                  0.81%*
   Net investment income........................         6.83%                 6.20%                  5.91%*
   Management fees waived.......................         0.35%                 0.35%                  0.60%*
   Expenses reimbursed..........................         0.26%                 0.17%                  0.58%*
   Expense offsets..............................         0.00%                 0.00%                  0.01%*
   Portfolio turnover rate......................        44.35%               165.41%                220.55%


   *   Annualized
   +   Includes expense offsets.

   ** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.







-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC. - TOTAL RETURN BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To The Board of Directors and Shareholders
Back Bay Funds, Inc. - Total Return Bond Fund


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Back Bay Funds, Inc. - Total Return Bond Fund (the "Fund") at November 30, 2000, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period from December 22, 1997 (Commencement of Sales) to November 30, 1998 were audited by other independent accountants whose report dated December 28, 1998 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
December 29, 2000








-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC. - TOTAL RETURN BOND FUND
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================


A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies (the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending November 30, 2000. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended November 30, 2000. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

     1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
    --------------------------------------------------------------------------------------------------------------------------------

         For                                3,183,752.00                   78.30%                    100.00%
         Against                                    0.00                    0.00%                      0.00%
         Abstain                                    0.00                    0.00%                      0.00%



     2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending November 30, 2000.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
    --------------------------------------------------------------------------------------------------------------------------------

         For                                3,183,752.00                   78.30%                    100.00%
         Against                                    0.00                    0.00%                      0.00%
         Abstain                                    0.00                    0.00%                      0.00%






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

--------------------------------------------------------------------------------























                      [This Page Intentionally Left Blank.]























-------------------------------------------------------------------------------

--------------------------------------------------------------------------------















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------




















BB1100A


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------











                                    BACK BAY
                                   FUNDS, INC.


                             TOTAL RETURN BOND FUND




                                November 30, 2000
                                  Annual Report








                                [GRAPHIC OMITTED]
                             Back Bay Advisors, L.P.
                             -----------------------







--------------------------------------------------------------------------------